Parent Company Only - Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Total revenue						$ 5,333,882	$ 4,710,493	$ 3,175,979
Operating Expense [Abstract]
Operating income (loss)						1,075,068	815,950	62,746
Non Operating Income Expenses [Abstract]
Interest income						69,374	48,027	14,044
Interest expense						(380,486)	(528,061)	(438,938)
Currency gain (loss)						31,542	(20,815)	(35,035)
Private Placement derivatives (loss) gain						(364,214)	(2,007,089)	808,523
Other financial (loss) income						(261,450)	(151,469)	12,236
(Loss) income before income taxes						169,834	(1,843,457)	423,576
Income tax expense						(16,857)	(6,639)	(8,902)
Net income (loss)	$ 379,736	$ 159,768	$ (490,702)	$ (330,934)	$ 48,802	152,977	(1,850,096)	414,674
Other comprehensive income [abstract]
Other comprehensive income						(49,554)	6,901	20,555
Total comprehensive income (loss)	$ 398,688	$ 155,204	$ (501,305)			103,423	(1,843,195)	435,229
Parent Company
Revenue [abstract]
Total revenue						8,679	8,579	10,573
Operating Expense [Abstract]
Administration						(32,397)	(18,361)	(22,366)
Operating income (loss)						(23,718)	(9,782)	(11,793)
Non Operating Income Expenses [Abstract]
Interest income						7,458	9,552	5,594
Interest expense						(32,704)	(95,530)	(94,889)
Currency gain (loss)							(52)	163
Private Placement derivatives (loss) gain						(364,214)	(2,007,089)	808,523
Other financial (loss) income						(261,615)	(107,673)	40,567
(Loss) income before income taxes						(674,793)	(2,210,574)	748,165
Net income (loss)						(674,793)	(2,210,574)	748,165
Other comprehensive income [abstract]
Total comprehensive income (loss)						(674,793)	(2,210,574)	748,165
Management Service Revenue | Parent Company
Revenue [abstract]
Total revenue						$ 8,679	$ 8,579	$ 10,573